Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Equity

8. Equity

During the nine months ended September 30, 2017, the Company completed a secondary offering in which the Company sold 741,667 shares of common stock and warrants to purchase 333,750 shares of common stock for $0.04 per unit (each unit consisting of 1/12th share of common stock and 0.04 common stock warrants). The Company received approximately $3.9 million in proceeds, with $3.1 million, net of issuance costs of $0.6 million, allocated  to the common stock and $0.8 million allocated to the warrants.  The $0.8 million allocated to warrants were recorded as a derivative liability. In association with the warrants that were recorded as a derivative liability, the Company immediately expensed approximately $0.1 million of issuance costs. The warrants became exercisable on the closing date, expire on the five-year anniversary of the closing date, and have an initial exercise price per share equal to $6.60 per share, subject to adjustments for events of recapitalization, stock dividends, stock splits, stock combinations, reclassifications, reorganizations or similar events affecting the Company’s common stock.

On February 24, 2017, the underwriter in the 2017 secondary offering exercised its option to purchase additional warrants for 30,000 shares of the Company’s common stock.

8. Equity

July 2016 Offering

In July 2016, the Company completed a secondary offering in which the Company sold 5,258,000 Class A Units, including 1,650,000 units sold pursuant to the exercise by the underwriters of their over-allotment option, priced at $1.00 per unit, and 7,392 Class B Units, priced at $1,000 per unit. Each Class A Unit consisted of 1/12th share of common stock and one warrant to purchase 1/12th share of common stock. Each Class B Unit consisted of one share of preferred stock convertible into 83 shares of common stock and warrants to purchase 83 shares of common stock. The securities comprising the units were immediately separable and were issued separately. In total, the Company issued 438,167 shares of common stock, 7,392 shares of preferred stock convertible into 616,000 shares of common stock, and warrants to purchase 1,054,167 shares of common stock at a fixed exercise price of $12.00 per share. The Company received proceeds of approximately $11.4 million, net of underwriting and other offering costs.

The Company raised $4.9 million associated with the Class A Units, with $2.5 million, net of issuance costs of $0.3 million, allocated to the common stock and $2.4 million allocated to the warrants. The Company also raised $7.0 million associated with the Class B Units with $3.6 million, net of issuance costs of $0.4 million, allocated to preferred stock and $3.4 million allocated to the warrants. The $5.8 million allocated to warrants were recorded as a derivative liability. In association with the warrants that were recorded as a derivative liability, the Company immediately expensed approximately $0.5 million of issuance costs. The 7,392 preferred shares were convertible into 616,000 shares of common stock and had an effective conversion rate of $6.48 per share based on the proceeds that were allocated to them. The stock price on July 8, 2016, was $10.56 per share which resulted in a fair value in excess of carrying value of $4.08 per share or $2.5 million in total. The fair value in excess of carrying value, or beneficial conversion feature, was recorded as an adjustment within equity (e.g., deemed dividend). The Company recorded a non-cash, deemed dividend of $6.3 million ($2.5 and $3.8 million—calculated as $0.4 million in offering costs plus $3.4 million measured as the difference between the stated value and the allocated proceeds) related to a beneficial conversion feature and accretion of a discount on convertible preferred stock.

Subsequent to the secondary offering, all 7,392 shares of convertible preferred stock have been converted into 616,000 shares of common stock. Furthermore, the Company received $447,000 and issued 37,208 shares of common stock upon the exercise of certain warrants issued in the secondary offering.

September 2015 Offering

In September 2015, the Company entered into a Securities Purchase Agreement whereby it issued to certain investors 72,908 shares of common stock at a price of $68.64 per share for gross proceeds of $5.0 million before deducting placement agent fees and related offering expenses of $663,000. Pursuant to the terms of the Securities Purchase Agreement the company also issued to the investors 72,908 each of Series A warrants, Series B warrants and Series C warrants.

Shareholder approval was required for the issuance of the common shares underlying the Series B and Series C warrants. On November 3, 2015, the stockholders approved the proposal to allow the Company to issue the underlying shares upon exercise of the Series B and Series C warrants. In November 2015, the automatic exercise provision of the Series B warrants triggered and the Company received gross proceeds of $5.0 million and issued 277,016 shares of common stock in exchange for all 72,908 of the Series B warrants. Furthermore, pursuant to the terms of the warrant agreement, the number of Series A warrants increased by 277,016 to 349,924 and the exercise price of the Series A warrant was adjusted from $84.60 to $18.00. In December 2015, the Company amended the Series A and Series C warrants, whereby the exercise prices of the Series A and Series C warrants were fixed at $18.00 and the number of Series C warrants was fixed at 91,134. The Company received gross proceeds of $1.4 million and issued 80,247 shares of common stock upon exercise of 80,247 Series C warrants. The remaining 10,887 Series C warrants expired on December 30, 2015. Furthermore, pursuant to the terms of the warrant agreement, the number of Series A warrants increased by 80,247. During the year ended December 31, 2015, the Company issued 109,648 shares of common stock upon the cashless exercise of 327,057 Series A warrants. There were 103,114 outstanding Series A warrants at December 31, 2015 that terminate on December 11, 2020. The Company paid $585,000 in offering costs in connection with the proceeds received from the exercise of the Series B and C warrants.

The Series A warrants, Series B warrants and Series C warrants were initially considered to be liabilities and were marked to market at each reporting period until they were exercised, terminated or were no longer classified as liabilities. At December 31, 2015, the remaining Series A warrants were no longer considered liabilities. The Company estimated the fair value of these warrants to be $14.4 million at issuance. The Company recorded $4.9 million of the $5.0 million gross proceeds from the offering to derivative liabilities and $131,000 to equity and recorded a loss of $9.5 million, which was included in the change in fair value of derivative liabilities per the Consolidated Statements of Operations. Furthermore, all of the $821,000 of the September 2015 offering costs were expensed since the value of the warrants exceeded the gross proceeds.

The Company entered into a placement agent agreement in connection with the September 2015 Offering. As part of the placement agent agreement, the Company issued a warrant to the placement agent to purchase 3,645 shares of common stock at an exercise price of $84.60. The warrant was determined to be a liability at issuance and the estimated fair value of $157,000 was included in offering costs.

During the year ended December 31, 2016 44,699 shares of common stock were issued upon the cashless exercise of 94,780 Series A warrants issued in September 2015 and 54 shares of common stock were issued upon warrants exercised for cash.

Other Issuances

During the year ended December 31, 2015, the Company issued 1,500 shares of common stock to a service provider as consideration for services to be rendered under a consulting agreement. Furthermore, 4,741 shares of common stock were issued upon the conversion of restricted stock units into common stock, of which 1,149 shares of common stock were withheld to satisfy the employees’ tax withholding obligations associated with the conversion of the restricted stock units into common stock. The withheld shares were included in treasury stock at a total value of $120,000, which was based on the market price of the common stock on the date the shares were issued. During June 2015, these treasury shares were issued upon the conversion of restricted stock units into common stock. Additionally, during the year ended December 31, 2015, 17 shares of common stock were issued upon the exercise of other warrants.

On April 1, 2016, Hampshire MedTech Partners II, GP (“Hampshire GP”) filed suit against the Company in the Travis County, Texas 200th Judicial District Court relating to a Warrant to Purchase Shares of Common Stock issued to Hampshire MedTech Partners II, LP (“Hampshire LP”) on November 6, 2014 (the “Warrant”). Hampshire GP alleged that as a result of a subsequent financing the Company breached the anti-dilution provision of the Warrant by failing to increase the number of shares subject to the Warrant as well as failing to reduce the exercise price of the Warrant. In November 2016, the Company and Hampshire GP settled the lawsuit through the execution of a Settlement Agreement and Release. Pursuant to the terms of settlement, the Company issued 80,198 shares of common stock with a fair value of $794,000 and the pre-existing warrants held by Hampshire GP were cancelled. The value of the shares issued were recognized as loss on settlement in the consolidated statements of operations.

156,893 shares of common stock were issued related to the Riverside Debt discussed in Note 7.